T. ROWE PRICE Mid-Cap Index Fund
March 31, 2022 (Unaudited)
1
Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 99.9%
COMMUNICATION SERVICES 3.7%
Entertainment 1.6%
Liberty Media-Liberty Formula One, Class A (1) 552 35
Liberty Media-Liberty Formula One, Class C (1) 4,599 321
Madison Square Garden Sports (1) 441 79
Playtika Holding (1) 2,319 45
Roku (1) 2,738 343
Skillz, Class A (1)(2) 6,847 21
Spotify Technology (1) 3,208 484
World Wrestling Entertainment, Class A (2) 1,022 64
Zynga, Class A (1) 23,909 221
1,613
Interactive Media & Services 0.6%
IAC/InterActiveCorp (1) 1,779 178
Pinterest, Class A (1) 13,228 326
TripAdvisor (1) 2,361 64
Vimeo (1) 3,287 39
607
Media 1.5%
Altice USA, Class A (1) 4,719 59
Cable One  125 183
Liberty Broadband, Class A (1) 549 72
Liberty Broadband, Class C (1) 3,270 442
Liberty Media-Liberty SiriusXM, Class A (1) 2,165 99
Liberty Media-Liberty SiriusXM, Class C (1) 3,707 170
Loyalty Ventures (1) 458 8
New York Times, Class A  3,863 177
Nexstar Media Group, Class A  917 173
Sirius XM Holdings (2) 20,268 134
1,517
Total Communication Services 3,737
CONSUMER DISCRETIONARY 10.4%
Auto Components 0.5%
Gentex  5,509 161
Lear  1,397 199
QuantumScape (1)(2) 5,746 115
475
Automobiles 0.4%
Harley-Davidson  3,515 138
Rivian Automotive, Class A (1) 3,434 173

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Thor Industries (2) 1,241 98
409
Diversified Consumer Services 1.0%
ADT  3,580 27
Bright Horizons Family Solutions (1) 1,399 186
Chegg (1) 3,153 114
Frontdoor (1) 1,893 56
Grand Canyon Education (1) 925 90
H&R Block  3,773 98
Mister Car Wash (1) 1,753 26
Service Corp International  3,732 246
Terminix Global Holdings (1) 2,785 127
970
Hotels, Restaurants & Leisure 2.3%
Aramark  5,392 203
Boyd Gaming  1,913 126
Choice Hotels International  812 115
Churchill Downs  858 190
DraftKings, Class A (1)(2) 7,164 139
Hyatt Hotels, Class A (1) 1,153 110
Marriott Vacations Worldwide  969 153
Planet Fitness, Class A (1) 1,939 164
Six Flags Entertainment (1) 1,802 78
Travel + Leisure  1,976 114
Vail Resorts  928 242
Wendy's  4,159 91
Wyndham Hotels & Resorts  2,134 181
Yum China Holdings  9,958 414
2,320
Household Durables 0.5%
Leggett & Platt  3,053 106
Tempur Sealy International  4,146 116
Toll Brothers  2,543 120
TopBuild (1) 769 139
481
Internet & Direct Marketing Retail 0.6%
DoorDash, Class A (1) 3,405 399
Qurate Retail, Series A  8,123 39
Wayfair, Class A (1)(2) 1,772 196
634
Leisure Products 0.8%
Brunswick  1,792 145
Mattel (1) 8,116 180

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Peloton Interactive, Class A (1) 6,930 183
Polaris  1,329 140
YETI Holdings (1) 1,993 120
768
Multiline Retail 0.3%
Kohl's  3,215 195
Nordstrom  2,584 70
Ollie's Bargain Outlet Holdings (1) 1,492 64
329
Specialty Retail 2.3%
AutoNation (1) 964 96
Burlington Stores (1) 1,543 281
Carvana (1) 1,817 217
Dick's Sporting Goods (2) 1,405 140
Five Below (1) 1,282 203
Floor & Decor Holdings, Class A (1) 2,368 192
Foot Locker  2,073 61
GameStop, Class A (1)(2) 1,493 249
Gap  4,772 67
Leslie's (1)(2) 3,628 70
Lithia Motors  685 206
Penske Automotive Group  697 65
Petco Health & Wellness (1)(2) 1,234 24
RH (1) 408 133
Victoria's Secret (1) 1,744 90
Vroom (1)(2) 2,632 7
Williams-Sonoma  1,688 245
2,346
Textiles, Apparel & Luxury Goods 1.7%
Capri Holdings (1) 3,360 173
Carter's  967 89
Columbia Sportswear  915 83
Deckers Outdoor (1) 628 172
Hanesbrands  8,087 120
Lululemon Athletica (1) 2,649 967
Skechers USA, Class A (1) 3,070 125
1,729
Total Consumer Discretionary 10,461
CONSUMER STAPLES 2.8%
Beverages 0.7%
Boston Beer, Class A (1) 217 84
Keurig Dr Pepper  16,240 616
700

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Food & Staples Retailing 0.5%
Albertsons, Class A  3,723 124
Casey's General Stores  858 170
Grocery Outlet Holding (1)(2) 2,044 67
U.S. Foods Holding (1) 5,141 193
554
Food Products 1.3%
Beyond Meat (1)(2) 1,360 66
Bunge  3,195 354
Darling Ingredients (1) 3,757 302
Flowers Foods  4,409 113
Freshpet (1) 952 98
Hain Celestial Group (1) 2,060 71
Ingredion  1,562 136
Pilgrim's Pride (1) 1,060 26
Post Holdings (1) 1,339 93
Seaboard  6 25
1,284
Household Products 0.1%
Reynolds Consumer Products  1,212 36
Spectrum Brands Holdings  935 83
119
Personal Products 0.2%
Coty, Class A (1) 7,894 71
Herbalife Nutrition (1) 2,373 72
Olaplex Holdings (1) 1,831 29
172
Total Consumer Staples 2,829
ENERGY 2.2%
Energy Equipment & Services 0.2%
NOV  9,069 178
178
Oil, Gas & Consumable Fuels 2.0%
Antero Midstream  7,893 86
Cheniere Energy  5,442 755
Continental Resources  1,517 93
DT Midstream  2,250 122
EQT  7,081 244
HF Sinclair (1) 3,426 136
New Fortress Energy  591 25
Targa Resources  5,237 395

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Texas Pacific Land  137 185
2,041
Total Energy 2,219
FINANCIALS 13.9%
Banks 2.9%
Bank of Hawaii  929 78
Bank OZK  2,770 118
BOK Financial  704 66
Commerce Bancshares  2,569 184
Cullen/Frost Bankers  1,329 184
East West Bancorp  3,282 259
First Citizens BancShares, Class A  283 189
First Hawaiian  2,973 83
First Horizon  12,302 289
FNB  7,977 99
PacWest Bancorp  2,673 115
Pinnacle Financial Partners  1,730 159
Popular  1,844 151
Prosperity Bancshares  2,080 144
Synovus Financial  3,380 166
Umpqua Holdings  4,906 93
Webster Financial  4,151 233
Western Alliance Bancorp  2,417 200
Wintrust Financial  1,321 123
2,933
Capital Markets 5.0%
Affiliated Managers Group  945 133
Ares Management, Class A  3,302 268
Blackstone Group  16,290 2,068
Carlyle Group  3,800 186
Evercore, Class A  889 99
Interactive Brokers Group, Class A  1,871 123
Janus Henderson Group  3,870 135
Jefferies Financial Group  4,988 164
KKR  12,925 756
Lazard, Class A  2,336 81
LPL Financial Holdings  1,851 338
Morningstar  545 149
SEI Investments  2,489 150
Stifel Financial  2,376 161
Tradeweb Markets, Class A  2,442 215
Virtu Financial, Class A  2,049 76
5,102

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Consumer Finance 0.8%
Ally Financial  7,852 341
Credit Acceptance (1)(2) 183 101
OneMain Holdings  2,549 121
SLM  6,487 119
Upstart Holdings (1)(2) 1,120 122
804
Diversified Financial Services 0.9%
Apollo Global Management  8,570 531
Equitable Holdings  8,149 252
Voya Financial  2,568 171
954
Insurance 3.3%
Alleghany (1) 309 262
American Financial Group  1,578 230
Arch Capital Group (1) 8,641 418
Assured Guaranty  1,571 100
Axis Capital Holdings  1,806 109
Brighthouse Financial (1) 1,808 93
CNA Financial  616 30
Erie Indemnity, Class A  585 103
Fidelity National Financial  6,342 310
First American Financial  2,479 161
GoHealth, Class A (1)(2) 1,026 1
Hanover Insurance Group  832 124
Kemper  1,403 79
Lemonade (1)(2) 852 22
Markel (1) 314 463
Mercury General  588 32
Old Republic International  6,516 169
Primerica  913 125
Reinsurance Group of America  1,561 171
RenaissanceRe Holdings  1,013 161
Unum Group  4,747 150
White Mountains Insurance Group  66 75
3,388
Mortgage Real Estate Investment Trusts 0.7%
AGNC Investment, REIT  12,206 160
Annaly Capital Management, REIT  32,860 231
New Residential Investment, REIT  10,089 111
Starwood Property Trust, REIT  6,742 163
665

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Thrifts & Mortgage Finance 0.3%
MGIC Investment  7,441 101
New York Community Bancorp  10,524 113
Rocket, Class A  3,029 34
TFS Financial  1,098 18
UWM Holdings  2,012 9
275
Total Financials 14,121
HEALTH CARE 9.9%
Biotechnology 3.3%
Alnylam Pharmaceuticals (1) 2,787 455
BioMarin Pharmaceutical (1) 4,241 327
CureVac (1)(2) 1,185 23
Exact Sciences (1) 4,019 281
Exelixis (1) 7,208 164
Horizon Therapeutics (1) 5,072 534
Ionis Pharmaceuticals (1) 3,270 121
Iovance Biotherapeutics (1) 3,383 56
Mirati Therapeutics (1) 978 81
Natera (1) 1,950 79
Neurocrine Biosciences (1) 2,177 204
Novavax (1) 1,756 129
Sage Therapeutics (1) 1,146 38
Sarepta Therapeutics (1) 1,940 152
Seagen (1) 3,138 452
Ultragenyx Pharmaceutical (1) 1,518 110
United Therapeutics (1) 1,027 184
3,390
Health Care Equipment & Supplies 1.8%
Envista Holdings (1) 3,766 184
Figs, Class A (1) 1,684 36
Globus Medical, Class A (1) 1,825 135
ICU Medical (1) 454 101
Insulet (1) 1,537 409
Integra LifeSciences Holdings (1) 1,685 108
Masimo (1) 1,164 169
Novocure (1) 2,382 197
Penumbra (1) 805 179
Quidel (1) 858 97
Tandem Diabetes Care (1) 1,442 168
Zimvie (1) 453 10
1,793

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Health Care Providers & Services 1.0%
Acadia Healthcare (1) 2,060 135
agilon health (1) 3,895 99
Amedisys (1) 747 129
Chemed  345 175
Encompass Health  2,272 161
Guardant Health (1)(2) 2,092 139
Oak Street Health (1)(2) 2,195 59
Premier, Class A  2,764 98
Signify Health, Class A (1) 1,499 27
1,022
Health Care Technology 1.1%
Certara (1) 2,540 55
Change Healthcare (1) 5,830 127
Definitive Healthcare (1) 450 11
Teladoc Health (1)(2) 3,514 253
Veeva Systems, Class A (1) 3,219 684
1,130
Life Sciences Tools & Services 1.8%
10X Genomics, Class A (1) 1,969 150
Adaptive Biotechnologies (1) 2,425 34
Avantor (1) 13,993 473
Azenta  1,705 141
Bruker  2,383 153
Maravai LifeSciences Holdings, Class A (1) 2,562 90
QIAGEN (1)(2) 5,279 259
Repligen (1) 1,273 240
Sotera Health (1) 2,223 48
Syneos Health (1) 2,367 192
1,780
Pharmaceuticals 0.9%
Elanco Animal Health (1) 10,351 270
Jazz Pharmaceuticals (1) 1,394 217
Nektar Therapeutics (1) 4,029 22
Perrigo  3,114 120
Royalty Pharma, Class A  7,563 294
923
Total Health Care 10,038
INDUSTRIALS & BUSINESS SERVICES 13.4%
Aerospace & Defense 1.4%
Axon Enterprise (1) 1,510 208
BWX Technologies  2,147 116
Curtiss-Wright  909 137

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
HEICO  1,037 159
HEICO, Class A  1,830 232
Hexcel  1,948 116
Mercury Systems (1) 1,307 84
Spirit AeroSystems Holdings, Class A  2,441 119
Virgin Galactic Holdings (1)(2) 4,021 40
Woodward  1,435 179
1,390
Air Freight & Logistics 0.2%
GXO Logistics (1) 2,254 161
161
Airlines 0.2%
Copa Holdings, Class A (1)(2) 703 59
JetBlue Airways (1) 7,382 110
169
Building Products 1.5%
Advanced Drainage Systems  1,428 170
Armstrong World Industries  1,109 100
AZEK (1) 2,627 65
Builders FirstSource (1) 4,405 284
Carlisle  1,194 294
Hayward Holdings (1) 1,106 18
Lennox International  768 198
Owens Corning  2,332 213
Trex (1) 2,693 176
1,518
Commercial Services & Supplies 0.5%
Clean Harbors (1) 1,180 132
Driven Brands Holdings (1) 1,188 31
IAA (1) 3,144 120
MSA Safety  855 113
Stericycle (1) 2,132 126
522
Construction & Engineering 0.6%
AECOM  3,111 239
MasTec (1) 1,346 117
MDU Resources  4,698 125
Valmont Industries  490 117
598
Electrical Equipment 1.7%
Acuity Brands  806 153
ChargePoint Holdings (1)(2) 5,185 103
Fluence Energy (1) 828 11

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Hubbell  1,259 231
nVent Electric  3,879 135
Plug Power (1) 11,896 340
Regal Rexnord  1,568 233
Sensata Technologies Holding (1) 3,620 184
Shoals Technologies Group, Class A (1) 2,369 41
Sunrun (1) 4,714 143
Vertiv Holdings  7,497 105
1,679
Machinery 2.1%
AGCO  1,452 212
Allison Transmission Holdings  2,419 95
Crane  1,150 125
Donaldson  2,876 149
Enovis (1) 3,241 129
Flowserve  3,033 109
Gates Industrial (1) 2,122 32
Graco  3,904 272
ITT  2,007 151
Lincoln Electric Holdings  1,336 184
Middleby (1) 1,281 210
Oshkosh  1,544 156
Timken  1,498 91
Toro  2,437 208
2,123
Marine 0.1%
Kirby (1) 1,390 100
100
Professional Services 2.1%
Booz Allen Hamilton Holding  3,054 268
CACI International, Class A (1) 541 163
Clarivate (1) 10,833 182
CoStar Group (1) 9,102 606
Dun & Bradstreet Holdings (1) 3,799 66
FTI Consulting (1) 781 123
Legalzoom.com (1) 2,129 30
ManpowerGroup  1,265 119
Science Applications International  1,326 122
TransUnion  4,448 460
2,139
Road & Rail 2.3%
AMERCO  209 125
Knight-Swift Transportation Holdings  3,742 189
Landstar System  890 134

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Lyft, Class A (1) 6,844 263
Ryder System  1,217 97
Schneider National, Class B  1,152 29
TuSimple Holdings, Class A (1) 3,028 37
Uber Technologies (1) 37,507 1,338
XPO Logistics (1) 2,254 164
2,376
Trading Companies & Distributors 0.7%
Air Lease  2,496 111
Core & Main, Class A (1) 1,237 30
MSC Industrial Direct, Class A  1,047 89
SiteOne Landscape Supply (1) 1,026 166
Univar Solutions (1) 3,898 125
Watsco  760 232
753
Total Industrials & Business Services 13,528
INFORMATION TECHNOLOGY 28.9%
Communications Equipment 0.5%
Ciena (1) 3,587 217
CommScope Holding (1) 4,487 35
Lumentum Holdings (1)(2) 1,688 165
Ubiquiti (2) 143 42
Viasat (1) 1,650 81
540
Electronic Equipment, Instruments & Components 1.4%
Arrow Electronics (1) 1,567 186
Avnet  2,315 94
Cognex  3,975 307
Coherent (1) 569 156
Jabil  3,254 201
Littelfuse  558 139
National Instruments  3,090 125
TD SYNNEX  971 100
Vontier  3,945 100
1,408
IT Services 7.3%
Amdocs  2,860 235
Block, Class A (1) 11,151 1,512
Bread Financial Holdings  1,181 66
Cloudflare, Class A (1) 6,086 729
Concentrix  981 163
Euronet Worldwide (1) 1,179 153
Fastly, Class A (1) 2,357 41

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Genpact  4,262 185
Globant (1) 940 246
GoDaddy, Class A (1) 3,903 327
Kyndryl Holdings (1) 5,084 67
MongoDB (1) 1,475 654
Okta (1) 2,929 442
Paysafe (1) 7,998 27
Sabre (1) 7,588 87
Shift4 Payments, Class A (1)(2) 1,019 63
Snowflake, Class A (1) 4,703 1,078
SolarWinds  805 11
StoneCo, Class A (1) 5,020 59
Switch, Class A  2,677 83
Thoughtworks Holding (1) 930 19
Twilio, Class A (1) 3,870 638
Western Union  9,144 171
WEX (1) 1,040 186
Wix.com (1) 1,242 130
7,372
Semiconductors & Semiconductor Equipment 3.5%
Allegro MicroSystems (1)(2) 895 25
Cirrus Logic (1) 1,327 113
Entegris  3,129 411
First Solar (1) 2,466 207
GLOBALFOUNDRIES (1) 1,224 76
Marvell Technology  19,590 1,405
MKS Instruments  1,286 193
ON Semiconductor (1) 9,837 616
Universal Display  1,007 168
Wolfspeed (1) 2,682 305
3,519
Software 15.6%
Alteryx, Class A (1) 1,371 98
Anaplan (1) 3,336 217
Aspen Technology (1) 1,554 257
Atlassian, Class A (1) 3,238 951
Avalara (1) 1,993 198
Bentley Systems, Class B  3,214 142
Bill.com Holdings (1) 2,170 492
Black Knight (1) 3,537 205
C3.ai, Class A (1)(2) 1,400 32
CDK Global  2,724 133
Coupa Software (1) 1,733 176
Crowdstrike Holdings, Class A (1) 4,631 1,052
Datadog, Class A (1) 5,910 895

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Datto Holding (1)(2) 527 14
DocuSign (1) 4,483 480
Dolby Laboratories, Class A  1,497 117
DoubleVerify Holdings (1) 1,302 33
Dropbox, Class A (1) 6,916 161
Duck Creek Technologies (1) 1,700 38
Dynatrace (1) 4,629 218
Elastic (1) 1,745 155
Everbridge (1) 883 39
Fair Isaac (1) 592 276
Five9 (1) 1,571 173
Guidewire Software (1) 1,953 185
HubSpot (1) 1,047 497
Informatica, Class A (1) 819 16
Jamf Holding (1)(2) 1,193 42
Mandiant (1) 5,463 122
Manhattan Associates (1) 1,473 204
N-able (1) 905 8
nCino (1) 1,253 51
NCR (1) 2,919 117
New Relic (1) 1,230 82
Nutanix, Class A (1) 4,986 134
Palantir Technologies, Class A (1) 38,575 530
Palo Alto Networks (1) 2,246 1,398
Paycor HCM (1) 1,050 31
Paylocity Holding (1) 925 190
Pegasystems  954 77
Procore Technologies (1) 1,389 81
RingCentral, Class A (1) 1,901 223
Smartsheet, Class A (1) 2,791 153
Splunk (1) 3,688 548
SS&C Technologies Holdings  5,209 391
Teradata (1) 2,512 124
Trade Desk, Class A (1) 10,089 699
Unity Software (1) 3,502 347
VMware, Class A  5,177 589
Workday, Class A (1) 4,456 1,067
Zendesk (1) 2,802 337
Zoom Video Communications, Class A (1) 5,057 593
Zscaler (1) 1,833 442
15,830
Technology Hardware, Storage & Peripherals 0.6%
Dell Technologies, Class C (1) 6,304 316
Pure Storage, Class A (1) 6,347 224

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Xerox Holdings  3,013 61
601
Total Information Technology 29,270
MATERIALS 4.8%
Chemicals 1.5%
Ashland Global Holdings  1,200 118
Axalta Coating Systems (1) 4,751 117
Chemours  3,648 115
Diversey Holdings (1) 1,722 13
Element Solutions  5,393 118
Huntsman  4,826 181
NewMarket  142 46
Olin  3,296 172
RPM International  2,969 242
Scotts Miracle-Gro  957 118
Valvoline  4,220 133
Westlake  773 95
1,468
Construction Materials 0.1%
Eagle Materials  902 116
116
Containers & Packaging 1.1%
AptarGroup  1,528 180
Ardagh Metal Packaging (1) 2,448 20
Berry Global Group (1) 3,144 182
Crown Holdings  2,858 357
Graphic Packaging Holding  6,577 132
Silgan Holdings  1,955 90
Sonoco Products  2,284 143
1,104
Metals & Mining 1.9%
Alcoa  4,279 385
Cleveland-Cliffs (1) 10,377 334
Reliance Steel & Aluminum  1,449 266
Royal Gold  1,525 215
Southern Copper  1,961 149
Steel Dynamics  4,381 366
United States Steel  6,018 227
1,942
Paper & Forest Products 0.2%
Louisiana-Pacific  2,043 127

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Sylvamo (1) 794 26
153
Total Materials 4,783
REAL ESTATE 7.9%
Equity Real Estate Investment Trusts 7.2%
American Campus Communities, REIT  3,186 178
American Homes 4 Rent, Class A, REIT  6,846 274
Americold Realty Trust, REIT  6,209 173
Apartment Income REIT  3,656 195
Brixmor Property Group, REIT  6,889 178
Camden Property Trust, REIT  2,297 382
Cousins Properties, REIT  3,398 137
CubeSmart, REIT  5,069 264
Douglas Emmett, REIT  3,906 131
EPR Properties, REIT  1,727 94
Equity LifeStyle Properties, REIT  4,114 315
First Industrial Realty Trust, REIT  2,994 185
Gaming & Leisure Properties, REIT  5,419 254
Healthcare Trust of America, Class A, REIT  5,067 159
Highwoods Properties, REIT  2,383 109
Hudson Pacific Properties, REIT  3,398 94
Invitation Homes, REIT  13,868 557
JBG SMITH Properties, REIT  2,854 83
Kilroy Realty, REIT  2,701 206
Lamar Advertising, Class A, REIT  2,005 233
Life Storage, REIT  1,895 266
Medical Properties Trust, REIT  13,741 291
National Retail Properties, REIT  4,089 184
Omega Healthcare Investors, REIT  5,555 173
Orion Office REIT  1,280 18
Park Hotels & Resorts, REIT  5,524 108
Rayonier, REIT  3,311 136
Rexford Industrial Realty, REIT  3,736 279
SL Green Realty, REIT (2) 1,576 128
Spirit Realty Capital, REIT  2,966 137
STORE Capital, REIT  5,687 166
Sun Communities, REIT  2,662 467
VICI Properties, REIT  14,619 416
WP Carey, REIT  4,393 355
7,325
Real Estate Management & Development 0.7%
Howard Hughes (1) 968 101
Jones Lang LaSalle (1) 1,174 281
Opendoor Technologies, Class A (1) 10,636 92

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Zillow Group, Class A (1) 1,413 68
Zillow Group, Class C (1)(2) 3,833 189
731
Total Real Estate 8,056
UTILITIES 2.0%
Electric Utilities 1.0%
Avangrid  1,356 63
Hawaiian Electric Industries  2,458 104
IDACORP  1,173 135
OGE Energy  4,646 190
PG&E (1) 46,225 552
1,044
Gas Utilities 0.3%
National Fuel Gas  2,033 140
UGI  4,841 175
315
Independent Power & Renewable Electricity Producers 0.4%
Brookfield Renewable, Class A  2,976 130
Vistra  11,139 259
389
Water Utilities 0.3%
Essential Utilities  5,361 274
274
Total Utilities 2,022
Total Common Stocks (Cost $106,273) 101,064
SHORT-TERM INVESTMENTS 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 0.29% (3)(4) 1,030 1
Total Short-Term Investments (Cost $1) 1

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL 2.6%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 2.6%
Money Market Funds 2.6%
T. Rowe Price Government Reserve Fund, 0.29% (3)(4) 2,640,554 2,641
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 2,641
Total Securities Lending Collateral (Cost $2,641) 2,641
Total Investments in Securities 102.5%
(Cost $108,915) $ 103,706
Other Assets Less Liabilities (2.5)% (2,497)
Net Assets 100.0% $ 101,209
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at March 31, 2022.
(3) Seven-day yield
(4) Affiliated Companies
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Mid-Cap Index Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2022.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.29% $ — $ — $ — ++
Totals $ — # $ — $ — +
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
03/31/22
T. Rowe Price Government
Reserve Fund, 0.29% $ 1,337 ¤ ¤ $ 2,642
Total $ 2,642 ^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $0 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $2,642.

T. ROWE PRICE Mid-Cap Index Fund
Unaudited
Notes to Portfolio of Investments
19
T. Rowe Price Mid-Cap Index Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Mid-Cap Index Fund

Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value

T. ROWE PRICE Mid-Cap Index Fund

determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   On March 31, 2022, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022,
Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring these events.